OMB APPROVAL
OMB Number:	3235-0570
Expires:	January 31, 2017
Estimated average burden
hours per response:	20.6

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01424

AIM Equity Funds (Invesco Equity Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Philip A. Taylor 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 10/31

Date of reporting period: 4/30/15

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	April 30, 2015

Invesco Charter Fund
Nasdaq:
A: CHTRX ¡ B: BCHTX ¡ C: CHTCX ¡ R: CHRRX ¡ S: CHRSX ¡ Y: CHTYX ¡ R5: CHTVX R6: CHFTX

2 Fund Performance
4 Letters to Shareholders
5 Schedule of Investments
7 Financial Statements
10 Notes to Financial Statements
16 Financial Highlights
17 Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/14 to 4/30/15, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	2.41%
Class B Shares	2.06
Class C Shares	2.05
Class R Shares	2.30
Class S Shares	2.48
Class Y Shares	2.55
Class R5 Shares	2.57
Class R6 Shares	2.63
S&P 500 Index‚ (Broad Market Index)	4.40
Russell 1000 Index‚ (Style-Specific Index)	4.75
Lipper Large-Cap Core Funds Index ■ (Peer Group Index)	3.97
Source(s): ‚FactSet Research Systems Inc.; ■Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Russell 1000® Index is an unmanaged index considered representative of large-cap stocks.

The Russell 1000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trade-mark of the Frank Russell Co.

The Lipper Large-Cap Core Funds Index is an unmanaged index considered representative of large-cap core funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                    Invesco Charter Fund

Average Annual Total Returns
As of 4/30/15, including maximum applicable sales charges

Class A Shares
Inception (11/26/68)	10.81%
10 Years	7.43
5 Years	9.10
1 Year	–0.53

Class B Shares
Inception (6/26/95)	7.44%
10 Years	7.40
5 Years	9.22
1 Year	–0.18

Class C Shares
Inception (8/4/97)	4.81%
10 Years	7.24
5 Years	9.50
1 Year	3.55

Class R Shares
Inception (6/3/02)	7.06%
10 Years	7.77
5 Years	10.05
1 Year	4.99

Class S Shares
10 Years	8.09%
5 Years	10.44
1 Year	5.38

Class Y Shares
10 Years	8.21%
5 Years	10.60
1 Year	5.53

Class R5 Shares
Inception (7/30/91)	8.60%
10 Years	8.48
5 Years	10.74
1 Year	5.60

Class R6 Shares
10 Years	8.16%
5 Years	10.58
1 Year	5.75

Average Annual Total Returns
As of 3/31/15, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (11/26/68)	10.81%
10 Years	7.08
5 Years	8.91
1 Year	–0.94

Class B Shares
Inception (6/26/95)	7.42%
10 Years	7.05
5 Years	9.06
1 Year	–0.61

Class C Shares
Inception (8/4/97)	4.77%
10 Years	6.90
5 Years	9.34
1 Year	3.11

Class R Shares
Inception (6/3/02)	7.02%
10 Years	7.42
5 Years	9.88
1 Year	4.55

Class S Shares
10 Years	7.75%
5 Years	10.27
1 Year	4.94

Class Y Shares
10 Years	7.87%
5 Years	10.43
1 Year	5.09

Class R5 Shares
Inception (7/30/91)	8.58%
10 Years	8.13
5 Years	10.56
1 Year	5.17

Class R6 Shares
10 Years	7.81%
5 Years	10.39
1 Year	5.28

Class S shares incepted on September 25, 2009. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and

cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

  The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares was 1.07%, 1.82%, 1.82%, 1.32%, 0.97%, 0.82%, 0.74% and 0.65%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares was 1.09%, 1.84%, 1.84%, 1.34%, 0.99% 0.84%, 0.76% and 0.67%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

  Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class S, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

  The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

  Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2017. See current prospectus for more information.

3 Invesco Charter Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett Independent Chair Invesco Funds Board of Trustees
Philip Taylor	Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period. I hope you find this report of interest.

    Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds. You can access information about your account by completing a simple, secure online registration. Click on the “Need to register” link in the “Account Access” box on our homepage to get started.

    Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information, monitor your account and create customizable watch lists. Also, they allow you to access investment insights from our investment leaders, market strategists, economists and retirement experts wherever you may be.

    In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4 Invesco Charter Fund

Schedule of Investments(a)

April 30, 2015

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–94.51%
Advertising–1.32%
Publicis Groupe S.A. (France)	871,895	$72,928,076

Apparel, Accessories & Luxury Goods–2.09%
LVMH Moet Hennessy Louis Vuitton S.E. (France)	359,197	62,810,701
PVH Corp.	512,982	53,016,690
	115,827,391

Asset Management & Custody Banks–1.58%
Northern Trust Corp.	1,199,955	87,776,708

Auto Parts & Equipment–1.18%
Johnson Controls, Inc.	1,295,872	65,286,031

Biotechnology–2.17%
Celgene Corp.(b)	854,424	92,329,057
Gilead Sciences, Inc.(b)	275,009	27,641,155
	119,970,212

Brewers–1.03%
Molson Coors Brewing Co.–Class B	777,169	57,129,693

Cable & Satellite–1.30%
Comcast Corp.–Class A	1,250,008	72,200,462

Casinos & Gaming–0.90%
Las Vegas Sands Corp.	944,881	49,965,307

Communications Equipment–4.97%
Cisco Systems, Inc.	2,706,213	78,020,121
F5 Networks, Inc.(b)	644,765	78,674,225
QUALCOMM, Inc.	1,747,203	118,809,804
	275,504,150

Consumer Finance–2.67%
American Express Co.	1,912,875	148,152,169

Department Stores–1.59%
Macy’s, Inc.	1,366,498	88,316,766

Distillers & Vintners–1.00%
Diageo PLC (United Kingdom)	2,002,419	55,620,573

Diversified Banks–2.90%
Svenska Handelsbanken AB–Class A (Sweden)	1,489,410	68,518,581
U.S. Bancorp	2,145,476	91,976,556
	160,495,137

Electric Utilities–1.16%
Duke Energy Corp.	830,268	64,403,889

Electrical Components & Equipment–1.62%
Eaton Corp. PLC	1,309,092	89,973,893

Electronic Manufacturing Services–2.41%
TE Connectivity Ltd. (Switzerland)	2,008,243	133,648,572

Food Retail–0.69%
Kroger Co. (The)	556,077	38,319,266

	Shares	Value
Health Care Facilities–1.29%
HCA Holdings, Inc.(b)	968,457	$71,675,503

Health Care Services–1.70%
Express Scripts Holding Co.(b)	1,087,916	93,995,942

Heavy Electrical Equipment–1.43%
ABB Ltd. (Switzerland)	3,603,472	78,924,246

Home Improvement Retail–1.11%
Lowe’s Cos., Inc.	896,678	61,745,247

Industrial Conglomerates–1.69%
General Electric Co.	3,456,128	93,591,946

Industrial Machinery–4.46%
FANUC Corp. (Japan)	121,200	26,509,020
Illinois Tool Works Inc.	528,458	49,453,100
Sandvik AB (Sweden)	880,379	11,093,485
SKF AB–Class B (Sweden)	2,505,687	60,764,494
Stanley Black & Decker Inc.	1,007,758	99,465,714
	247,285,813

Insurance Brokers–1.92%
Marsh & McLennan Cos., Inc.	1,897,084	106,540,238

Integrated Oil & Gas–0.75%
Royal Dutch Shell PLC–Class A–ADR (United Kingdom)	655,185	41,558,385

Internet Software & Services–0.77%
Google Inc.–Class C(b)	79,679	42,814,453

Investment Banking & Brokerage–1.40%
Charles Schwab Corp. (The)	2,545,828	77,647,754

IT Consulting & Other Services–1.90%
International Business Machines Corp.	615,275	105,390,455

Life Sciences Tools & Services–1.01%
Thermo Fisher Scientific, Inc.	446,911	56,167,775

Movies & Entertainment–1.28%
Twenty-First Century Fox, Inc.–Class A	2,072,066	70,616,009

Multi-Sector Holdings–2.04%
Berkshire Hathaway Inc.–Class A(b)	529	112,888,600

Oil & Gas Equipment & Services–1.64%
Halliburton Co.	1,850,309	90,572,626

Oil & Gas Exploration & Production–6.08%
Anadarko Petroleum Corp.	822,773	77,422,939
Cabot Oil & Gas Corp.	2,424,083	81,982,487
Concho Resources Inc.(b)	620,862	78,638,381
EOG Resources, Inc.	996,978	98,650,973
	336,694,780

Packaged Foods & Meats–1.23%
Danone (France)	942,380	68,133,318

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Charter Fund

	Shares	Value
Paper Products–0.90%
International Paper Co.	927,988	$49,851,515

Pharmaceuticals–13.74%
AbbVie Inc.	1,885,721	121,930,720
Actavis PLC(b)	303,568	85,867,244
Bayer AG (Germany)	460,568	67,097,650
GlaxoSmithKline PLC–ADR (United Kingdom)	1,474,209	68,034,745
Merck & Co., Inc.	1,563,405	93,116,402
Mylan N.V.(b)	387,589	28,007,181
Roche Holding AG (Switzerland)	371,024	106,886,772
Shire PLC–ADR (Ireland)	363,353	88,480,089
Teva Pharmaceutical Industries Ltd.–ADR (Israel)	1,685,047	101,810,540
	761,231,343

Property & Casualty Insurance–4.10%
Allstate Corp. (The)	1,005,549	70,046,543
Progressive Corp. (The)	5,898,001	157,240,707
	227,287,250

Railroads–1.77%
Norfolk Southern Corp.	516,880	52,127,348
Union Pacific Corp.	430,640	45,746,887
	97,874,235

Semiconductor Equipment–1.27%
Applied Materials, Inc.	3,563,013	70,512,027

Semiconductors–4.50%
Analog Devices, Inc.	2,237,690	138,378,750

	Shares	Value
Semiconductors–(continued)
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	23,007,019	$111,084,001
	249,462,751

Systems Software–2.60%
Microsoft Corp.	1,604,663	78,050,809
Oracle Corp.	1,512,918	65,993,483
	144,044,292

Technology Hardware, Storage & Peripherals–2.03%
EMC Corp.	4,184,724	112,610,923

Trading Companies & Distributors–0.02%
Veritiv Corp.(b)	21,030	835,732

Wireless Telecommunication Services–1.30%
Vodafone Group PLC–ADR (United Kingdom)	2,046,454	72,035,181
Total Common Stocks & Other Equity Interests (Cost $3,825,411,117)		5,237,506,634

Money Market Funds–6.24%
Liquid Assets Portfolio–Institutional Class(c)	172,907,586	172,907,586
Premier Portfolio–Institutional Class(c)	172,907,585	172,907,585
Total Money Market Funds (Cost $345,815,171)		345,815,171
TOTAL INVESTMENTS–100.75% (Cost $4,171,226,288)		5,583,321,805
OTHER ASSETS LESS LIABILITIES–(0.75)%		(41,619,664)
NET ASSETS–100.00%		$5,541,702,141

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2015

Information Technology	20.5%
Health Care	19.9
Financials	16.6
Consumer Discretionary	12.6
Industrials	9.2
Energy	8.4
Consumer Staples	3.9
Telecommunication Services	1.3
Utilities	1.2
Materials	0.9
Money Market Funds Plus Other Assets Less Liabilities	5.5

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Charter Fund

Statement of Assets and Liabilities

April 30, 2015

(Unaudited)

Assets:
Investments, at value (Cost $3,825,411,117)	$5,237,506,634
Investments in affiliated money market funds, at value and cost	345,815,171
Total investments, at value (Cost $4,171,226,288)	5,583,321,805
Foreign currencies, at value (Cost $1,305,125)	1,332,401
Receivable for:
Investments sold	10,812,729
Fund shares sold	2,418,527
Dividends	4,629,143
Investment for trustee deferred compensation and retirement plans	1,749,492
Other assets	117,262
Total assets	5,604,381,359

Liabilities:
Payable for:
Investments purchased	45,482,122
Fund shares reacquired	11,744,139
Accrued fees to affiliates	3,151,096
Accrued trustees’ and officers’ fees and benefits	8,005
Accrued other operating expenses	284,839
Trustee deferred compensation and retirement plans	2,009,017
Total liabilities	62,679,218
Net assets applicable to shares outstanding	$5,541,702,141

Net assets consist of:
Shares of beneficial interest	$3,816,194,704
Undistributed net investment income	30,567,437
Undistributed net realized gain	282,912,380
Net unrealized appreciation	1,412,027,620
$5,541,702,141

Net Assets:
Class A	$4,310,661,569
Class B	$61,903,958
Class C	$271,416,272
Class R	$51,908,558
Class S	$22,106,782
Class Y	$378,729,215
Class R5	$309,328,058
Class R6	$135,647,729

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	202,103,980
Class B	3,050,829
Class C	13,336,700
Class R	2,453,009
Class S	1,035,954
Class Y	17,695,730
Class R5	14,021,730
Class R6	6,149,516
Class A:
Net asset value per share	$21.33
Maximum offering price per share
(Net asset value of $21.33 ÷ 94.50%)	$22.57
Class B:
Net asset value and offering price per share	$20.29
Class C:
Net asset value and offering price per share	$20.35
Class R:
Net asset value and offering price per share	$21.16
Class S:
Net asset value and offering price per share	$21.34
Class Y:
Net asset value and offering price per share	$21.40
Class R5:
Net asset value and offering price per share	$22.06
Class R6:
Net asset value and offering price per share	$22.06

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Charter Fund

Statement of Operations

For the six months ended April 30, 2015

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $2,369,829)	$62,406,261
Dividends from affiliated money market funds	170,247
Total investment income	62,576,508

Expenses:
Advisory fees	17,424,279
Administrative services fees	326,641
Custodian fees	202,113
Distribution fees:
Class A	5,480,279
Class B	353,924
Class C	1,376,304
Class R	148,164
Class S	17,013
Transfer agent fees — A, B, C, R, S and Y	4,695,383
Transfer agent fees — R5	179,440
Transfer agent fees — R6	2,541
Trustees’ and officers’ fees and benefits	105,413
Other	429,800
Total expenses	30,741,294
Less: Fees waived and expense offset arrangement(s)	(600,998)
Net expenses	30,140,296
Net investment income	32,436,212

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (includes net gains from securities sold to affiliates of $2,824,681)	326,948,145
Foreign currencies	(980,876)
325,967,269
Change in net unrealized appreciation (depreciation) of:
Investment securities	(221,910,686)
Foreign currencies	79,442
(221,831,244)
Net realized and unrealized gain	104,136,025
Net increase in net assets resulting from operations	$136,572,237

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Charter Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2015 and the year ended October 31, 2014

(Unaudited)

	April 30, 2015	October 31, 2014
Operations:
Net investment income	$32,436,212	$32,995,326
Net realized gain	325,967,269	595,450,220
Change in net unrealized appreciation (depreciation)	(221,831,244)	(13,525,146)
Net increase in net assets resulting from operations	136,572,237	614,920,400

Distributions to shareholders from net investment income:
Class A	(24,044,646)	(40,001,774)
Class B	—	(197,192)
Class C	—	(522,089)
Class R	(168,321)	(498,781)
Class S	(146,967)	(234,367)
Class Y	(3,667,332)	(5,312,405)
Class R5	(3,407,046)	(4,757,782)
Class R6	(1,272,961)	(1,603,465)
Total distributions from net investment income	(32,707,273)	(53,127,855)

Distributions to shareholders from net realized gains:
Class A	(443,314,668)	(190,962,726)
Class B	(7,784,121)	(4,697,336)
Class C	(28,876,067)	(12,436,765)
Class R	(6,514,427)	(3,268,865)
Class S	(2,274,423)	(1,013,912)
Class Y	(45,748,273)	(20,079,702)
Class R5	(38,554,035)	(16,807,748)
Class R6	(12,930,631)	(5,278,097)
Total distributions from net realized gains	(585,996,645)	(254,545,151)

Share transactions–net:
Class A	155,477,380	(241,498,943)
Class B	(9,947,552)	(34,913,299)
Class C	12,658,950	(14,820,620)
Class R	(10,632,179)	(13,454,116)
Class S	835,307	(2,092,435)
Class Y	(61,577,450)	(16,625,719)
Class R5	(72,488,122)	(19,445,527)
Class R6	10,906,941	(2,638,558)
Net increase (decrease) in net assets resulting from share transactions	25,233,275	(345,489,217)
Net increase (decrease) in net assets	(456,898,406)	(38,241,823)

Net assets:
Beginning of period	5,998,600,547	6,036,842,370
End of period (includes undistributed net investment income of $30,567,437 and $30,838,498, respectively)	$5,541,702,141	$5,998,600,547

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Charter Fund

Notes to Financial Statements

April 30, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Charter Fund (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of three separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of eight different classes of shares: Class A, Class B, Class C, Class R, Class S, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class S, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

10                         Invesco Charter Fund

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.

Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net

11                         Invesco Charter Fund

unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.695%
Next $4.05 billion	0.615%
Next $3.9 billion	0.57%
Next $1.8 billion	0.545%
Over $10 billion	0.52%

For the six months ended April 30, 2015, the effective advisory fees incurred by the Fund was 0.61%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2016, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.90%, 1.75%, 1.75% and 1.75%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2016. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2017, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2015, the Adviser waived advisory fees of $590,961.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C, Class R and Class S shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI

12                         Invesco Charter Fund

compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.50% of the average daily net assets of Class R shares and 0.15% of the average daily net assets of Class S shares. Of the Plan payments, up to 0.25% of the average daily net assets of Class A, Class B, Class C and Class R shares and 0.15% of the average daily net assets of Class S shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2015, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2015, IDI advised the Fund that IDI retained $239,472 in front-end sales commissions from the sale of Class A shares and $1,801, $12,930 and $4,018 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

For the six months ended April 30, 2015, the Fund incurred $1,263 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund. Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$4,804,044,373	$779,277,432	$—	$5,583,321,805

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended April 30, 2015, the Fund engaged in securities purchases of $2,986,396 and securities sales of $4,174,506, which resulted in net realized gains of $2,824,681.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2015, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $10,037.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

13                         Invesco Charter Fund

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2014, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
October 31, 2017	$27,925,705	$—	$27,925,705
October 31, 2018	9,265,449	—	9,265,449
	$37,191,154	$—	$37,191,154

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2015 was $1,641,549,827 and $1,218,123,040, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$1,443,088,078
Aggregate unrealized (depreciation) of investment securities	(36,793,011)
Net unrealized appreciation of investment securities	$1,406,295,067

Cost of investments for tax purposes is $4,177,020,738.

14                         Invesco Charter Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended April 30, 2015(a)		Year ended October 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Class A	4,593,584	$99,677,411	9,429,764	$212,644,988
Class B	29,116	594,128	81,483	1,740,050
Class C	571,291	11,791,603	1,060,470	22,962,960
Class R	224,036	4,761,060	555,010	12,425,944
Class S	22,287	481,697	51,284	1,160,275
Class Y	2,748,820	59,474,088	7,772,139	176,979,260
Class R5	1,373,142	31,309,383	2,328,738	54,392,815
Class R6	217,569	4,786,224	254,897	5,838,420

Issued as reinvestment of dividends:
Class A	20,975,292	432,300,992	10,131,614	212,865,213
Class B	382,019	7,510,477	233,090	4,703,750
Class C	1,354,452	26,709,787	597,137	12,086,051
Class R	326,354	6,680,464	180,283	3,762,516
Class S	116,655	2,404,258	58,779	1,234,951
Class Y	1,865,898	38,549,443	891,731	18,780,072
Class R5	1,946,724	41,445,748	973,140	21,049,024
Class R6	667,462	14,203,592	318,296	6,881,562

Automatic conversion of Class B shares to Class A shares:
Class A	606,297	13,087,757	1,234,422	27,901,260
Class B	(636,380)	(13,087,757)	(1,289,155)	(27,901,260)

Reacquired:
Class A	(18,165,946)	(389,588,780)	(30,606,498)	(694,910,404)
Class B	(240,923)	(4,964,400)	(624,686)	(13,455,839)
Class C	(1,254,807)	(25,842,440)	(2,309,651)	(49,869,631)
Class R	(1,040,656)	(22,073,703)	(1,322,291)	(29,642,576)
Class S	(95,937)	(2,050,648)	(197,035)	(4,487,661)
Class Y	(7,419,766)	(159,600,981)	(9,187,321)	(212,385,051)
Class R5	(6,552,633)	(145,243,253)	(4,083,901)	(94,887,366)
Class R6	(362,061)	(8,082,875)	(654,781)	(15,358,540)
Net increase (decrease) in share activity	2,251,889	$25,233,275	(14,123,042)	$(345,489,217)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 35% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15                         Invesco Charter Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 04/30/15	$23.28	$0.12	$0.36		$0.48	$(0.13)	$(2.30)	$(2.43)	$21.33	2.41%		$4,310,662	1.05	%(d)	1.07	%(d)	1.13	%(d)	24%
Year ended 10/31/14	22.22	0.12	2.09		2.21	(0.20)	(0.95)	(1.15)	23.28	10.48		4,517,960	1.05		1.07		0.53		23
Year ended 10/31/13	17.73	0.19	4.49		4.68	(0.19)	—	(0.19)	22.22	26.63		4,529,846	1.05		1.07		0.94		35
Year ended 10/31/12	16.38	0.14	1.31		1.45	(0.10)	—	(0.10)	17.73	8.93		4,025,451	1.10		1.12		0.79		42
Year ended 10/31/11	15.30	0.10	1.04		1.14	(0.06)	—	(0.06)	16.38	7.50		4,009,014	1.10		1.13		0.64		40
Year ended 10/31/10	14.16	0.07	1.16	(e)	1.23	(0.09)	—	(0.09)	15.30	8.72	(e)	4,027,296	1.14		1.18		0.45		48
Class B
Six months ended 04/30/15	22.21	0.04	0.34		0.38	—	(2.30)	(2.30)	20.29	2.06		61,904	1.80	(d)	1.82	(d)	0.38	(d)	24
Year ended 10/31/14	21.25	(0.05)	2.00		1.95	(0.04)	(0.95)	(0.99)	22.21	9.62		78,125	1.80		1.82		(0.22)		23
Year ended 10/31/13	16.96	0.04	4.30		4.34	(0.05)	—	(0.05)	21.25	25.63		108,696	1.80		1.82		0.19		35
Year ended 10/31/12	15.67	0.01	1.28		1.29	—	—	—	16.96	8.23		125,315	1.85		1.87		0.04		42
Year ended 10/31/11	14.69	(0.02)	1.00		0.98	—	—	—	15.67	6.67		169,243	1.85		1.88		(0.11)		40
Year ended 10/31/10	13.62	(0.04)	1.11	(e)	1.07	—	—	—	14.69	7.86	(e)	211,105	1.89		1.93		(0.30)		48
Class C
Six months ended 04/30/15	22.27	0.04	0.34		0.38	—	(2.30)	(2.30)	20.35	2.05		271,416	1.80	(d)	1.82	(d)	0.38	d)	24
Year ended 10/31/14	21.30	(0.05)	2.01		1.96	(0.04)	(0.95)	(0.99)	22.27	9.64		282,091	1.80		1.82		(0.22)		23
Year ended 10/31/13	17.00	0.04	4.31		4.35	(0.05)	—	(0.05)	21.30	25.63		283,655	1.80		1.82		0.19		35
Year ended 10/31/12	15.71	0.01	1.28		1.29	—	—	—	17.00	8.21		247,719	1.85		1.87		0.04		42
Year ended 10/31/11	14.73	(0.02)	1.00		0.98	—	—	—	15.71	6.65		257,790	1.85		1.88		(0.11)		40
Year ended 10/31/10	13.65	(0.04)	1.12	(e)	1.08	—	—	—	14.73	7.91	(e)	245,757	1.89		1.93		(0.30)		48
Class R
Six months ended 04/30/15	23.07	0.09	0.36		0.45	(0.06)	(2.30)	(2.36)	21.16	2.30		51,909	1.30	(d)	1.32	(d)	0.88	(d)	24
Year ended 10/31/14	22.03	0.06	2.07		2.13	(0.14)	(0.95)	(1.09)	23.07	10.19		67,910	1.30		1.32		0.28		23
Year ended 10/31/13	17.59	0.14	4.44		4.58	(0.14)	—	(0.14)	22.03	26.23		77,769	1.30		1.32		0.69		35
Year ended 10/31/12	16.25	0.09	1.32		1.41	(0.07)	—	(0.07)	17.59	8.73		81,503	1.35		1.37		0.54		42
Year ended 10/31/11	15.18	0.06	1.04		1.10	(0.03)	—	(0.03)	16.25	7.26		66,405	1.35		1.38		0.39		40
Year ended 10/31/10	14.07	0.03	1.15	(e)	1.18	(0.07)	—	(0.07)	15.18	8.43	(e)	57,003	1.39		1.43		0.20		48
Class S
Six months ended 04/30/15	23.30	0.13	0.36		0.49	(0.15)	(2.30)	(2.45)	21.34	2.48		22,107	0.95	(d)	0.97	(d)	1.23	(d)	24
Year ended 10/31/14	22.24	0.14	2.09		2.23	(0.22)	(0.95)	(1.17)	23.30	10.57		23,137	0.95		0.97		0.63		23
Year ended 10/31/13	17.75	0.21	4.48		4.69	(0.20)	—	(0.20)	22.24	26.73		24,014	0.95		0.97		1.04		35
Year ended 10/31/12	16.39	0.15	1.33		1.48	(0.12)	—	(0.12)	17.75	9.08		21,072	1.00		1.02		0.89		42
Year ended 10/31/11	15.31	0.12	1.04		1.16	(0.08)	—	(0.08)	16.39	7.62		21,080	1.00		1.03		0.74		40
Year ended 10/31/10	14.16	0.08	1.16	(e)	1.24	(0.09)	—	(0.09)	15.31	8.80	(e)	19,916	1.04		1.08		0.55		48
Class Y
Six months ended 04/30/15	23.38	0.15	0.35		0.50	(0.18)	(2.30)	(2.48)	21.40	2.55		378,729	0.80	(d)	0.82	(d)	1.38	(d)	24
Year ended 10/31/14	22.31	0.18	2.09		2.27	(0.25)	(0.95)	(1.20)	23.38	10.75		479,371	0.80		0.82		0.78		23
Year ended 10/31/13	17.81	0.24	4.49		4.73	(0.23)	—	(0.23)	22.31	26.89		469,066	0.80		0.82		1.19		35
Year ended 10/31/12	16.44	0.18	1.33		1.51	(0.14)	—	(0.14)	17.81	9.26		362,231	0.85		0.87		1.04		42
Year ended 10/31/11	15.36	0.15	1.04		1.19	(0.11)	—	(0.11)	16.44	7.78		186,623	0.85		0.88		0.89		40
Year ended 10/31/10	14.20	0.11	1.15	(e)	1.26	(0.10)	—	(0.10)	15.36	8.93	(e)	167,170	0.89		0.93		0.70		48
Class R5
Six months ended 04/30/15	24.04	0.16	0.37		0.53	(0.21)	(2.30)	(2.51)	22.06	2.57		309,328	0.72	(d)	0.74	(d)	1.46	(d)	24
Year ended 10/31/14	22.90	0.20	2.16		2.36	(0.27)	(0.95)	(1.22)	24.04	10.87		414,713	0.72		0.74		0.86		23
Year ended 10/31/13	18.29	0.26	4.61		4.87	(0.26)	—	(0.26)	22.90	26.99		413,033	0.72		0.74		1.27		35
Year ended 10/31/12	16.87	0.22	1.36		1.58	(0.16)	—	(0.16)	18.29	9.43		378,446	0.68		0.70		1.21		42
Year ended 10/31/11	15.77	0.17	1.07		1.24	(0.14)	—	(0.14)	16.87	7.92		404,441	0.73		0.76		1.01		40
Year ended 10/31/10	14.57	0.14	1.20	(e)	1.34	(0.14)	—	(0.14)	15.77	9.20	(e)	571,624	0.71		0.75		0.88		48
Class R6
Six months ended 04/30/15	24.05	0.17	0.37		0.54	(0.23)	(2.30)	(2.53)	22.06	2.63		135,648	0.63	(d)	0.65	(d)	1.55	(d)	24
Year ended 10/31/14	22.91	0.22	2.16		2.38	(0.29)	(0.95)	(1.24)	24.05	10.96		135,294	0.63		0.65		0.95		23
Year ended 10/31/13	18.29	0.28	4.62		4.90	(0.28)	—	(0.28)	22.91	27.15		130,764	0.63		0.65		1.36		35
Year ended10/31/12(f)	18.64	0.02	(0.37)		(0.35)	—	—	—	18.29	(1.88)		96,034	0.60	(g)	0.63	(g)	1.29	(g)	42

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended October 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $158,423,180 and sold of $177,461,241 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Multi-Sector Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $4,420,557, $71,371, $277,542, $59,757, $22,872, $438,198, $363,463 and $136,127 for Class A, Class B, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Includes litigation proceeds received during the period. Had the litigation proceeds not been received net gains on securities (both realized and unrealized) per share for the year ended October 31, 2010 would have been $1.11, $1.06, $1.07, $1.10, $1.11, $1.10 and $1.15 for Class A, Class B, Class C, Class R, Class S, Class Y and Class R5, respectively and total returns would have been lower.
(f)	Commencement date of September 24, 2012.
(g)	Annualized.

16                         Invesco Charter Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2014 through April 30, 2015.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/15)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/15)	Expenses Paid During Period[2]
A	$1,000.00	$1,024.10	$5.27	$1,019.59	$5.26	1.05%
B	1,000.00	1,020.60	9.02	1,015.87	9.00	1.80
C	1,000.00	1,020.50	9.02	1,015.87	9.00	1.80
R	1,000.00	1,023.00	6.52	1,018.35	6.51	1.30
S	1,000.00	1,024.80	4.77	1,020.08	4.76	0.95
Y	1,000.00	1,025.50	4.02	1,020.83	4.01	0.80
R5	1,000.00	1,025.70	3.62	1,021.22	3.61	0.72
R6	1,000.00	1,026.30	3.17	1,021.67	3.16	0.63

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2014 through April 30, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17                         Invesco Charter Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-01424 and 002-25469	CHT-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	April 30, 2015

Invesco Diversified Dividend Fund
Nasdaq:
A: LCEAX ■ B: LCEDX ■ C: LCEVX ■ R: DDFRX ■ Y: LCEYX ■ Investor: LCEIX R5: DDFIX ■ R6: LCEFX

2 Fund Performance
4 Letters to Shareholders
5 Schedule of Investments
7 Financial Statements
10 Notes to Financial Statements
17 Financial Highlights
18 Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/14 to 4/30/15, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	5.54%
Class B Shares	5.19
Class C Shares	5.20
Class R Shares	5.45
Class Y Shares	5.67
Investor Class Shares	5.57
Class R5 Shares	5.70
Class R6 Shares	5.81
S&P 500 Index‚ (Broad Market Index)	4.40
Russell 1000 Value Index‚ (Style-Specific Index)	2.89
Lipper Large-Cap Value Funds Index¢ (Peer Group Index)	3.68
Sources(s): ‚FactSet Research Systems Inc.; ¢Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Lipper Large-Cap Value Funds Index is an unmanaged index considered representative of large-cap value funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2	Invesco Diversified Dividend Fund

Average Annual Total Returns
As of 4/30/15, including maximum applicable sales charges

Class A Shares
Inception (12/31/01)	7.51%
10 Years	7.81
5 Years	11.41
1 Year	3.50

Class B Shares
Inception (12/31/01)	7.53%
10 Years	7.80
5 Years	11.58
1 Year	3.76

Class C Shares
Inception (12/31/01)	7.20%
10 Years	7.65
5 Years	11.85
1 Year	7.76

Class R Shares
10 Years	8.19%
5 Years	12.45
1 Year	9.31

Class Y Shares
10 Years	8.60%
5 Years	12.96
1 Year	9.82

Investor Class Shares
10 Years	8.48%
5 Years	12.73
1 Year	9.60

Class R5 Shares
10 Years	8.77%
5 Years	13.06
1 Year	9.87

Class R6 Shares
10 Years	8.53%
5 Years	12.90
1 Year	10.04

Class R shares incepted on October 25, 2005. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class R shares.

    Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Investor Class shares incepted on July 15, 2005. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R5 shares incepted on October 25, 2005. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

Average Annual Total Returns
As of 3/31/15, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (12/31/01)	7.54%
10 Years	7.66
5 Years	11.82
1 Year	4.12

Class B Shares
Inception (12/31/01)	7.57%
10 Years	7.66
5 Years	12.01
1 Year	4.33

Class C Shares
Inception (12/31/01)	7.24%
10 Years	7.50
5 Years	12.25
1 Year	8.34

Class R Shares
10 Years	8.04%
5 Years	12.85
1 Year	9.88

Class Y Shares
10 Years	8.46%
5 Years	13.39
1 Year	10.45

Investor Class Shares
10 Years	8.34%
5 Years	13.16
1 Year	10.23

Class R5 Shares
10 Years	8.63%
5 Years	13.49
1 Year	10.51

Class R6 Shares
10 Years	8.38%
5 Years	13.32
1 Year	10.62

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares was 0.84%, 1.59%, 1.59%, 1.09%, 0.59%, 0.77%, 0.55% and 0.45%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares was 0.85%, 1.60%, 1.60%, 1.10%, 0.60%, 0.78%, 0.56% and 0.46%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Investor Class, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2017. See current prospectus for more information.

3                         Invesco Diversified Dividend Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period. I hope you find this report of interest.

    Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds. You can access information about your account by completing a simple, secure online registration. Click on the “Need to register” link in the “Account Access” box on our homepage to get started.

    Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information, monitor your account and create customizable watch lists. Also, they allow you to access investment insights from our investment leaders, market strategists, economists and retirement experts wherever you may be.

    In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4                         Invesco Diversified Dividend Fund

Schedule of Investments(a)

April 30, 2015

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–92.90%
Aerospace & Defense–3.63%
General Dynamics Corp.	1,552,762	$213,225,278
Raytheon Co.	1,749,769	181,975,976
		395,201,254

Air Freight & Logistics–0.79%
United Parcel Service, Inc.–Class B	854,248	85,877,551

Apparel Retail–0.86%
Guess?, Inc.	1,350,091	24,720,166
TJX Cos., Inc. (The)	1,059,081	68,353,088
		93,073,254

Apparel, Accessories & Luxury Goods–1.81%
Coach, Inc.	2,614,106	99,884,990
Columbia Sportswear Co.	1,543,060	96,749,862
		196,634,852

Asset Management & Custody Banks–2.31%
Federated Investors, Inc.–Class B	3,886,719	133,703,134
Legg Mason, Inc.	2,241,150	117,996,547
		251,699,681

Auto Parts & Equipment–0.93%
Johnson Controls, Inc.	2,009,680	101,247,678

Brewers–2.47%
Heineken N.V. (Netherlands)	3,420,002	268,228,654

Building Products–1.25%
Masco Corp.	5,124,864	135,757,647

Construction Machinery & Heavy Trucks–0.79%
Joy Global Inc.	2,025,395	86,362,843

Data Processing & Outsourced Services–1.01%
Automatic Data Processing, Inc.	1,303,458	110,194,339

Department Stores–1.07%
Marks & Spencer Group PLC (United Kingdom)	13,705,078	116,100,597

Distillers & Vintners–0.12%
Treasury Wine Estates Ltd. (Australia)	2,956,155	12,980,646

Drug Retail–2.11%
Walgreens Boots Alliance, Inc.	2,762,502	229,094,291

Electric Utilities–8.23%
American Electric Power Co., Inc.	2,283,990	129,890,511
Duke Energy Corp.	2,088,313	161,990,439
Entergy Corp.	1,014,147	78,271,866
Exelon Corp.	5,797,043	197,215,403
Pepco Holdings, Inc.	5,673,083	147,386,696
PPL Corp.	5,300,497	180,375,913
		895,130,828

Food Distributors–1.65%
Sysco Corp.	4,834,420	179,018,573

	Shares	Value
Gas Utilities–0.92%
AGL Resources Inc.	1,987,633	$99,918,311

General Merchandise Stores–1.91%
Target Corp.	2,637,805	207,938,168

Health Care Equipment–1.23%
Stryker Corp.	1,449,693	133,719,682

Heavy Electrical Equipment–1.18%
ABB Ltd. (Switzerland)	5,884,067	128,874,473

Hotels, Resorts & Cruise Lines–2.12%
Accor S.A. (France)	2,587,685	141,610,439
Marriott International Inc.–Class A	1,113,836	89,162,572
		230,773,011

Household Products–3.03%
Kimberly-Clark Corp.	1,476,396	161,945,877
Procter & Gamble Co. (The)	2,113,524	168,046,293
		329,992,170

Housewares & Specialties–1.73%
Newell Rubbermaid Inc.	4,946,403	188,606,346

Industrial Machinery–0.72%
Pentair PLC (United Kingdom)	1,252,225	77,825,784

Integrated Oil & Gas–2.83%
Royal Dutch Shell PLC–Class B (United Kingdom)	4,515,379	145,385,759
TOTAL S.A. (France)	3,003,421	162,669,342
		308,055,101

Integrated Telecommunication Services–3.36%
AT&T Inc.	6,724,682	232,942,985
Deutsche Telekom AG (Germany)	7,193,355	132,795,609
		365,738,594

Investment Banking & Brokerage–1.36%
Charles Schwab Corp. (The)	4,840,481	147,634,671

Life & Health Insurance–1.92%
Lincoln National Corp.	1,504,720	85,001,633
StanCorp Financial Group, Inc.	1,710,422	123,287,218
		208,288,851

Motorcycle Manufacturers–0.26%
Harley-Davidson, Inc.	494,311	27,785,221

Movies & Entertainment–1.03%
Time Warner Inc.	1,321,304	111,531,271

Multi-Line Insurance–0.77%
Hartford Financial Services Group, Inc. (The)	2,062,429	84,085,230

Multi-Utilities–2.93%
Consolidated Edison, Inc.	2,616,360	161,036,958
Dominion Resources, Inc.	940,882	67,442,422
Sempra Energy	853,641	90,631,065
		319,110,445

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Diversified Dividend Fund

	Shares	Value
Oil & Gas Drilling–1.33%
Nabors Industries Ltd.	8,677,097	$144,907,520

Oil & Gas Equipment & Services–1.29%
Baker Hughes Inc.	2,043,058	139,867,751

Packaged Foods & Meats–10.17%
Campbell Soup Co.	6,145,889	274,782,697
General Mills, Inc.	6,741,173	373,056,514
Kraft Foods Group, Inc.	3,249,466	275,392,244
Mead Johnson Nutrition Co.	669,296	64,198,872
Mondelez International Inc.–Class A	3,091,600	118,624,692
		1,106,055,019

Paper Packaging–1.24%
Avery Dennison Corp.	1,232,585	68,519,400
Sonoco Products Co.	1,481,712	66,217,709
		134,737,109

Paper Products–0.55%
International Paper Co.	1,123,538	60,356,461

Personal Products–0.78%
L’Oreal S.A. (France)	446,648	85,211,203

Pharmaceuticals–4.47%
Bristol-Myers Squibb Co.	1,441,930	91,894,199
Eli Lilly and Co.	2,836,911	203,888,793
Johnson & Johnson	1,307,753	129,729,098
Novartis AG (Switzerland)	589,973	60,965,284
		486,477,374

Property & Casualty Insurance–0.77%
Travelers Cos., Inc. (The)	827,713	83,690,061

Regional Banks–6.58%
Cullen/Frost Bankers, Inc.	545,222	39,768,493
Fifth Third Bancorp	4,228,748	84,574,960
KeyCorp	13,211,116	190,900,626
M&T Bank Corp.	815,867	97,634,804
SunTrust Banks, Inc.	2,650,894	110,012,101

	Shares	Value
Regional Banks–(continued)
Zions Bancorp.	6,787,136	$192,313,498
		715,204,482

Restaurants–1.61%
Darden Restaurants, Inc.	2,737,735	174,585,361

Semiconductors–1.44%
Linear Technology Corp.	2,200,517	101,509,849
Texas Instruments Inc.	1,023,898	55,505,511
		157,015,360

Soft Drinks–2.18%
Coca-Cola Co. (The)	5,848,978	237,234,548

Specialized REIT’s–0.53%
Weyerhaeuser Co.	1,829,808	57,657,250

Systems Software–0.47%
Microsoft Corp.	1,059,114	51,515,305

Thrifts & Mortgage Finance–1.25%
Hudson City Bancorp, Inc.	14,655,667	136,297,703

Tobacco–1.91%
Altria Group, Inc.	2,218,194	111,020,610
Philip Morris International Inc.	1,158,551	96,704,252
		207,724,862
Total Common Stocks & Other Equity Interests (Cost $7,055,058,268)		10,105,017,386

Money Market Funds–6.91%
Liquid Assets Portfolio–Institutional Class(b)	375,835,013	375,835,013
Premier Portfolio–Institutional Class(b)	375,835,013	375,835,013
Total Money Market Funds (Cost $751,670,026)		751,670,026
TOTAL INVESTMENTS–99.81% (Cost $7,806,728,294)		10,856,687,412
OTHER ASSETS LESS LIABILITIES–0.19%		20,370,848
NET ASSETS–100.00%		$10,877,058,260

Investment Abbreviations:

REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2015

Consumer Staples	24.4%
Financials	15.5
Consumer Discretionary	13.3
Utilities	12.1
Industrials	9.0
Health Care	5.7
Energy	5.4
Telecommunication Services	3.4
Information Technology	2.9
Materials	1.2
Money Market Funds Plus Other Assets Less Liabilities	7.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Diversified Dividend Fund

Statement of Assets and Liabilities

April 30, 2015

(Unaudited)

Assets:
Investments, at value (Cost $7,055,058,268)	$10,105,017,386
Investments in affiliated money market funds, at value and cost	751,670,026
Total investments, at value (Cost $7,806,728,294)	10,856,687,412
Foreign currencies, at value (Cost $119,161)	121,141
Receivable for:
Investments sold	20,846,342
Fund shares sold	13,897,906
Dividends	17,398,948
Fund expenses absorbed	6,140
Investment for trustee deferred compensation and retirement plans	722,412
Other assets	123,105
Total assets	10,909,803,406

Liabilities:
Payable for:
Investments purchased	7,021,183
Fund shares reacquired	8,954,358
Accrued fees to affiliates	5,063,153
Accrued trustees’ and officers’ fees and benefits	13,491
Accrued other operating expenses	667,916
Trustee deferred compensation and retirement plans	890,940
Unrealized depreciation on forward foreign currency contracts outstanding	10,134,105
Total liabilities	32,745,146
Net assets applicable to shares outstanding	$10,877,058,260

Net assets consist of:
Shares of beneficial interest	$7,641,339,246
Undistributed net investment income	13,456,353
Undistributed net realized gain	182,363,486
Net unrealized appreciation	3,039,899,175
$10,877,058,260

Net Assets:
Class A	$4,474,927,933
Class B	$26,288,354
Class C	$384,783,893
Class R	$148,634,993
Class Y	$903,344,029
Investor Class	$2,008,675,528
Class R5	$2,253,545,030
Class R6	$676,858,500

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	240,044,976
Class B	1,425,655
Class C	20,890,132
Class R	7,949,517
Class Y	48,401,806
Investor Class	107,794,697
Class R5	120,875,616
Class R6	36,301,393
Class A:
Net asset value per share	$18.64
Maximum offering price per share
(Net asset value of $18.64 ÷ 94.50%)	$19.73
Class B:
Net asset value and offering price per share	$18.44
Class C:
Net asset value and offering price per share	$18.42
Class R:
Net asset value and offering price per share	$18.70
Class Y:
Net asset value and offering price per share	$18.66
Investor Class:
Net asset value and offering price per share	$18.63
Class R5:
Net asset value and offering price per share	$18.64
Class R6:
Net asset value and offering price per share	$18.65

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Diversified Dividend Fund

Statement of Operations

For the six months ended April 30, 2015

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $1,269,142)	$126,443,267
Dividends from affiliated money market funds	240,130
Total investment income	126,683,397

Expenses:
Advisory fees	22,417,557
Administrative services fees	402,798
Custodian fees	374,013
Distribution fees:
Class A	5,397,220
Class B	142,660
Class C	1,831,831
Class R	355,731
Investor Class	2,278,928
Transfer agent fees — A, B, C, R, Y and Investor	5,734,873
Transfer agent fees — R5	1,062,751
Transfer agent fees — R6	9,718
Trustees’ and officers’ fees and benefits	98,363
Other	856,147
Total expenses	40,962,590
Less: Fees waived and expense offset arrangement(s)	(733,444)
Net expenses	40,229,146
Net investment income	86,454,251

Realized and unrealized gain from:
Net realized gain from:
Investment securities	162,000,402
Foreign currencies	11,270
Forward foreign currency contracts	55,220,514
217,232,186
Change in net unrealized appreciation (depreciation) of:
Investment securities	306,358,966
Foreign currencies	53,432
Forward foreign currency contracts	(18,954,634)
287,457,764
Net realized and unrealized gain	504,689,950
Net increase in net assets resulting from operations	$591,144,201

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Diversified Dividend Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2015 and the year ended October 31, 2014

(Unaudited)

	April 30, 2015	October 31, 2014
Operations:
Net investment income	$86,454,251	$160,649,135
Net realized gain	217,232,186	211,483,625
Change in net unrealized appreciation	287,457,764	760,955,981
Net increase in net assets resulting from operations	591,144,201	1,133,088,741

Distributions to shareholders from net investment income:
Class A	(34,995,446)	(58,294,676)
Class B	(125,465)	(233,733)
Class C	(1,577,883)	(2,229,691)
Class R	(974,004)	(1,526,526)
Class Y	(8,165,497)	(12,063,992)
Investor Class	(16,660,187)	(28,706,461)
Class R5	(20,364,271)	(28,436,318)
Class R6	(10,421,733)	(13,235,855)
Total distributions from net investment income	(93,284,486)	(144,727,252)

Distributions to shareholders from net realized gains:
Class A	(84,111,859)	(36,438,750)
Class B	(587,690)	(348,169)
Class C	(7,110,572)	(2,799,031)
Class R	(2,755,972)	(1,089,928)
Class Y	(16,899,359)	(5,626,934)
Investor Class	(39,162,636)	(18,403,733)
Class R5	(40,314,134)	(14,112,888)
Class R6	(20,768,832)	(5,335,137)
Total distributions from net realized gains	(211,711,054)	(84,154,570)

Share transactions–net:
Class A	153,662,348	125,444,610
Class B	(4,183,646)	(9,406,645)
Class C	26,758,243	41,589,027
Class R	6,763,655	16,657,072
Class Y	38,322,734	290,145,339
Investor Class	(16,219,307)	(127,103,575)
Class R5	250,194,778	383,381,312
Class R6	(286,528,868)	335,145,463
Net increase in net assets resulting from share transactions	168,769,937	1,055,852,603
Net increase in net assets	454,918,598	1,960,059,522

Net assets:
Beginning of period	10,422,139,662	8,462,080,140
End of period (includes undistributed net investment income of $13,456,353 and $20,286,588, respectively)	$10,877,058,260	$10,422,139,662

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Diversified Dividend Fund

Notes to Financial Statements

April 30, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Diversified Dividend Fund (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of three separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital and, secondarily, current income.

The Fund currently consists of eight different classes of shares: Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates

10                         Invesco Diversified Dividend Fund

depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.

Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or

11                         Invesco Diversified Dividend Fund

losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $350 million	0.60%
Next $350 million	0.55%
Next $1.3 billion	0.50%
Next $2 billion	0.45%
Next $2 billion	0.40%
Next $2 billion	0.375%
Over $8 billion	0.35%

For the six months ended April 30, 2015, the effective advisory fees incurred by the Fund was 0.41%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2016, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75%, 2.00%, 1.75% and 1.75%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2016. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2017, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2015, the Adviser waived advisory fees of $728,581.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund,

12                         Invesco Diversified Dividend Fund

subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C, Class R and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses IDI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2015, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2015, IDI advised the Fund that IDI retained $578,576 in front-end sales commissions from the sale of Class A shares and $11,796, $8,041 and $12,438 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$9,601,865,406	$1,254,822,006	$—	$10,856,687,412
Forward Foreign Currency Contracts*	—	(10,134,105)	—	(10,134,105)
Total Investments	$9,601,865,406	$1,244,687,901	$—	$10,846,553,307

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2015:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Currency risk:
Forward foreign currency contracts(a)	$—	$(10,134,105)

(a)	Values are disclosed on the Statement of Assets and Liabilities under the caption Unrealized depreciation on forward foreign currency contracts.

13                         Invesco Diversified Dividend Fund

Effect of Derivative Investments for the six months ended April 30, 2015

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Forward Foreign Currency Contracts
Realized Gain:
Currency risk	$55,220,514
Change in Unrealized Appreciation (Depreciation):
Currency risk	(18,954,634)
Total	$36,265,880

The table below summarizes the average notional value of forward foreign currency contracts outstanding during the period.

Forward Foreign Currency Contracts
Average notional value	$345,405,178

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation (Depreciation)
		Deliver		Receive
05/22/15	Citigroup Global Markets Inc.	EUR	197,444,056	USD	215,674,066	$221,765,821	$(6,091,755)
05/22/15	Deutsche Bank Securities Inc.	EUR	132,176,080	USD	144,415,585	148,457,935	(4,042,350)
Total Forward Foreign Currency Contracts — Currency Risk							$(10,134,105)

Currency Abbreviations:

EUR	– Euro
USD	– U.S. Dollar

Offsetting Assets and Liabilities

Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting arrangements on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on its financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Fund enters into netting agreements and collateral agreements in an attempt to reduce the Fund’s Counterparty credit risk by providing for a single net settlement with a Counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

There were no derivative instruments subject to a netting agreement for which the Fund is not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of April 30, 2015.

Liabilities:
	Gross amounts of Recognized Liabilities	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of liabilities presented in Statement of Assets & Liabilities	Collateral Pledged
Counterparty				Financial Instruments	Cash	Net Amount
Citigroup Global Markets Inc.	$6,091,755	$—	$6,091,755	$—	$—	$6,091,755
Deutsche Bank Securities Inc.	4,042,350	—	4,042,350	—	—	4,042,350
Total	$10,134,105	$—	$10,134,105	$—	$—	$10,134,105

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2015, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $4,863.

14                         Invesco Diversified Dividend Fund

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2014, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
October 31, 2017	$25,544,854	$—	$25,544,854

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2015 was $573,869,061 and $423,999,144, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$3,140,449,920
Aggregate unrealized (depreciation) of investment securities	(90,561,917)
Net unrealized appreciation of investment securities	$3,049,888,003

Cost of investments for tax purposes is $7,806,799,409.

15                         Invesco Diversified Dividend Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended April 30, 2015(a)		Year ended October 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Class A	21,246,380	$391,842,811	39,048,451	$675,673,714
Class B	66,078	1,205,630	121,724	2,075,154
Class C	2,838,201	51,679,603	5,490,729	93,843,494
Class R	1,030,909	19,087,313	2,628,858	45,625,910
Class Y	10,132,335	186,665,992	30,640,781	530,835,512
Investor Class	2,445,713	45,130,900	6,469,029	110,955,044
Class R5	22,005,863	405,083,481	36,802,517	642,518,677
Class R6	10,555,593	195,872,383	22,638,270	395,617,472

Issued as reinvestment of dividends:
Class A	5,366,998	96,006,157	4,974,176	84,433,762
Class B	37,768	667,328	32,766	543,675
Class C	453,322	8,002,046	275,921	4,592,839
Class R	207,836	3,728,356	153,373	2,616,003
Class Y	1,230,705	22,043,269	924,559	15,846,387
Investor Class	2,917,843	52,169,322	2,590,684	44,034,269
Class R5	3,143,493	56,254,024	2,286,664	39,125,556
Class R6	1,104,922	19,775,219	653,482	11,224,693

Automatic conversion of Class B shares to Class A shares:
Class A	148,152	3,060,362	401,583	6,989,503
Class B	(147,719)	(3,060,362)	(405,914)	(6,989,503)

Reacquired:
Class A	(18,274,198)	(337,246,982)	(36,867,696)	(641,652,369)
Class B	(182,474)	(2,996,242)	(293,681)	(5,035,971)
Class C	(1,803,715)	(32,923,406)	(3,308,558)	(56,847,306)
Class R	(867,625)	(16,052,014)	(1,810,113)	(31,584,841)
Class Y	(9,238,550)	(170,386,527)	(14,628,076)	(256,536,560)
Investor Class	(6,158,496)	(113,519,529)	(16,230,598)	(282,092,888)
Class R5	(11,452,031)	(211,142,727)	(17,165,809)	(298,262,921)
Class R6	(26,945,273)	(502,176,470)	(4,092,437)	(71,696,702)
Net increase in share activity	9,862,030	$168,769,937	61,330,685	$1,055,852,603

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 43% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

16                         Invesco Diversified Dividend Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 04/30/15	$18.17	$0.14	$0.84	$0.98	$(0.15)	$(0.36)	$(0.51)	$18.64	5.54%		$4,474,928	0.83	%(d)	0.84	%(d)	1.51	%(d)	4%
Year ended 10/31/14	16.52	0.28	1.78	2.06	(0.25)	(0.16)	(0.41)	18.17	12.68		4,206,935	0.83		0.84		1.59		6
Year ended 10/31/13	13.54	0.25	3.20	3.45	(0.26)	(0.21)	(0.47)	16.52	26.07		3,700,473	0.86		0.87		1.65		9
Year ended 10/31/12	11.92	0.22	1.76	1.98	(0.22)	(0.14)	(0.36)	13.54	17.00		2,520,209	0.91		0.92		1.78		12
Year ended 10/31/11	11.67	0.19	0.29	0.48	(0.23)	—	(0.23)	11.92	4.15		2,121,824	0.94		0.97		1.64		20
Year ended 10/31/10	10.18	0.25	1.43	1.68	(0.19)	—	(0.19)	11.67	16.64		377,758	1.01		1.02		2.23		13
Class B
Six months ended 04/30/15	17.97	0.07	0.84	0.91	(0.08)	(0.36)	(0.44)	18.44	5.19		26,288	1.58	(d)	1.59	(d)	0.76	(d)	4
Year ended 10/31/14	16.35	0.14	1.76	1.90	(0.12)	(0.16)	(0.28)	17.97	11.77		29,691	1.58		1.59		0.84		6
Year ended 10/31/13	13.40	0.13	3.17	3.30	(0.14)	(0.21)	(0.35)	16.35	25.16		35,912	1.61		1.62		0.90		9
Year ended 10/31/12	11.80	0.13	1.74	1.87	(0.13)	(0.14)	(0.27)	13.40	16.12		35,401	1.66		1.67		1.03		12
Year ended 10/31/11	11.55	0.11	0.28	0.39	(0.14)	—	(0.14)	11.80	3.39		36,873	1.69		1.72		0.89		20
Year ended 10/31/10	10.08	0.16	1.42	1.58	(0.11)	—	(0.11)	11.55	15.75		32,600	1.76		1.77		1.48		13
Class C
Six months ended 04/30/15	17.95	0.07	0.84	0.91	(0.08)	(0.36)	(0.44)	18.42	5.20		384,784	1.58	(d)	1.59	(d)	0.76	(d)	4
Year ended 10/31/14	16.33	0.14	1.76	1.90	(0.12)	(0.16)	(0.28)	17.95	11.79		348,340	1.58		1.59		0.84		6
Year ended 10/31/13	13.38	0.13	3.17	3.30	(0.14)	(0.21)	(0.35)	16.33	25.19		276,653	1.61		1.62		0.90		9
Year ended 10/31/12	11.79	0.13	1.73	1.86	(0.13)	(0.14)	(0.27)	13.38	16.04		153,467	1.66		1.67		1.03		12
Year ended 10/31/11	11.53	0.11	0.29	0.40	(0.14)	—	(0.14)	11.79	3.48		120,031	1.69		1.72		0.89		20
Year ended 10/31/10	10.07	0.16	1.41	1.57	(0.11)	—	(0.11)	11.53	15.66		52,755	1.76		1.77		1.48		13
Class R
Six months ended 04/30/15	18.22	0.12	0.85	0.97	(0.13)	(0.36)	(0.49)	18.70	5.45		148,635	1.08	(d)	1.09	(d)	1.26	(d)	4
Year ended 10/31/14	16.57	0.23	1.79	2.02	(0.21)	(0.16)	(0.37)	18.22	12.36		138,078	1.08		1.09		1.34		6
Year ended 10/31/13	13.58	0.22	3.20	3.42	(0.22)	(0.21)	(0.43)	16.57	25.77		109,444	1.11		1.12		1.40		9
Year ended 10/31/12	11.96	0.19	1.76	1.95	(0.19)	(0.14)	(0.33)	13.58	16.66		37,948	1.16		1.17		1.53		12
Year ended 10/31/11	11.70	0.17	0.29	0.46	(0.20)	—	(0.20)	11.96	3.97		19,261	1.19		1.22		1.39		20
Year ended 10/31/10	10.19	0.22	1.46	1.68	(0.17)	—	(0.17)	11.70	16.55		7,693	1.26		1.27		1.98		13
Class Y
Six months ended 04/30/15	18.19	0.16	0.84	1.00	(0.17)	(0.36)	(0.53)	18.66	5.67		903,344	0.58	(d)	0.59	(d)	1.76	(d)	4
Year ended 10/31/14	16.54	0.32	1.79	2.11	(0.30)	(0.16)	(0.46)	18.19	12.95		841,750	0.58		0.59		1.84		6
Year ended 10/31/13	13.56	0.29	3.19	3.48	(0.29)	(0.21)	(0.50)	16.54	26.35		485,248	0.61		0.62		1.90		9
Year ended 10/31/12	11.94	0.26	1.76	2.02	(0.26)	(0.14)	(0.40)	13.56	17.26		179,087	0.66		0.67		2.03		12
Year ended 10/31/11	11.68	0.23	0.30	0.53	(0.27)	—	(0.27)	11.94	4.50		131,365	0.69		0.72		1.89		20
Year ended 10/31/10	10.19	0.28	1.43	1.71	(0.22)	—	(0.22)	11.68	16.91		31,529	0.76		0.77		2.48		13
Investor Class
Six months ended 04/30/15	18.16	0.14	0.85	0.99	(0.16)	(0.36)	(0.52)	18.63	5.57	(g)	2,008,676	0.81	(d)(g)	0.82	(d)(g)	1.53	(d)(g)	4
Year ended 10/31/14	16.51	0.29	1.78	2.07	(0.26)	(0.16)	(0.42)	18.16	12.70	(g)	1,972,400	0.76	(g)	0.77	(g)	1.66	(g)	6
Year ended 10/31/13	13.53	0.25	3.20	3.45	(0.26)	(0.21)	(0.47)	16.51	26.11		1,910,866	0.86		0.87		1.64		9
Year ended 10/31/12	11.92	0.23	1.75	1.98	(0.23)	(0.14)	(0.37)	13.53	16.95		1,444,060	0.90		0.91		1.79		12
Year ended 10/31/11	11.66	0.21	0.29	0.50	(0.24)	—	(0.24)	11.92	4.32		1,253,533	0.87		0.90		1.71		20
Year ended 10/31/10	10.18	0.26	1.42	1.68	(0.20)	—	(0.20)	11.66	16.62		1,089,663	0.92		0.93		2.32		13
Class R5
Six months ended 04/30/15	18.17	0.16	0.85	1.01	(0.18)	(0.36)	(0.54)	18.64	5.70		2,253,545	0.53	(d)	0.54	(d)	1.81	(d)	4
Year ended 10/31/14	16.52	0.33	1.78	2.11	(0.30)	(0.16)	(0.46)	18.17	12.99		1,947,461	0.54		0.55		1.88		6
Year ended 10/31/13	13.54	0.29	3.20	3.49	(0.30)	(0.21)	(0.51)	16.52	26.47		1,408,407	0.57		0.58		1.94		9
Year ended 10/31/12	11.92	0.27	1.76	2.03	(0.27)	(0.14)	(0.41)	13.54	17.39		720,726	0.56		0.57		2.13		12
Year ended 10/31/11	11.67	0.24	0.29	0.53	(0.28)	—	(0.28)	11.92	4.53		443,581	0.58		0.59		2.00		20
Year ended 10/31/10	10.18	0.29	1.43	1.72	(0.23)	—	(0.23)	11.67	17.05		254,392	0.64		0.65		2.61		13
Class R6
Six months ended 04/30/15	18.17	0.17	0.86	1.03	(0.19)	(0.36)	(0.55)	18.65	5.81		676,859	0.43	(d)	0.44	(d)	1.91	(d)	4
Year ended 10/31/14	16.52	0.35	1.78	2.13	(0.32)	(0.16)	(0.48)	18.17	13.10		937,485	0.44		0.45		1.98		6
Year ended 10/31/13	13.54	0.31	3.19	3.50	(0.31)	(0.21)	(0.52)	16.52	26.56		535,077	0.48		0.49		2.03		9
Period ended 10/31/12(e)	13.61	0.03	(0.10)	(0.07)	—	—	—	13.54	(0.51)		166,418	0.49	(f)	0.50	(f)	2.20	(f)	12

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ended October 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $1,261,900,843 and sold of $210,298,763 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Dividend Growth Securities, Invesco Financial Services Fund and Invesco Van Kampen Core Equity Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $4,353,559 $28,768,$369,402, $143,472, $879,704, $2,001,842, $2,149,131 and $983,172 for Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares, respectively.
(e)	Commencement date of September 24, 2012 for Class R6 shares.
(f)	Annualized.
(g)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.23% and 0.18% for the six months ended April 30, 2015 and the year ended October 31, 2014, respectively.

17                         Invesco Diversified Dividend Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2014 through April 30, 2015.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/15)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/15)	Expenses Paid During Period[2]
A	$1,000.00	$1,055.40	$4.23	$1,020.68	$4.16	0.83%
B	1,000.00	1,051.90	8.04	1,016.96	7.90	1.58
C	1,000.00	1,052.00	8.04	1,016.96	7.90	1.58
R	1,000.00	1,054.50	5.50	1,019.44	5.41	1.08
Y	1,000.00	1,056.70	2.96	1,021.92	2.91	0.58
Investor	1,000.00	1,055.70	4.13	1,020.78	4.06	0.81
R5	1,000.00	1,057.00	2.70	1,022.17	2.66	0.53
R6	1,000.00	1,058.10	2.19	1,022.66	2.16	0.43

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2014 through April 30, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

18                         Invesco Diversified Dividend Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-01424 and 002-25469	DDI-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	April 30, 2015

Invesco Summit Fund
Nasdaq:
A: ASMMX ¡ B: BSMMX ¡ C: CSMMX ¡ P: SMMIX ¡ S: SMMSX ¡ Y: ASMYX ¡ R5: SMITX

2 Fund Performance
4 Letters to Shareholders
5 Schedule of Investments
8 Financial Statements
10 Notes to Financial Statements
16 Financial Highlights
17 Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/14 to 4/30/15, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	5.21%
Class B Shares	4.86
Class C Shares	4.81
Class P Shares	5.35
Class S Shares	5.26
Class Y Shares	5.43
Class R5 Shares	5.42
S&P 500 Index‚ (Broad Market Index)	4.40
Russell 1000 Growth Index‚ (Style-Specific Index)	6.54
Lipper Multi-Cap Growth Funds Index■ (Peer Group Index)	6.58
Source(s): ‚FactSet Research Systems Inc.; ■Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Russell 1000® Growth Index is an unmanaged index considered representative of large-cap growth stocks. The Russell 1000 Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Lipper Multi-Cap Growth Funds Index is an unmanaged index considered representative of multi-cap growth funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                    Invesco Summit Fund

Average Annual Total Returns
As of 4/30/15, including maximum applicable sales charges

Class A Shares
Inception (10/31/05)	6.72%
5 Years	12.01
1 Year	9.09

Class B Shares
Inception (10/31/05)	6.70%
5 Years	12.23
1 Year	9.72

Class C Shares
Inception (10/31/05)	6.55%
5 Years	12.45
1 Year	13.65

Class P Shares
Inception (11/1/82)	9.32%
10 Years	8.13
5 Years	13.49
1 Year	15.67

Class S Shares
Inception	7.44%
5 Years	13.41
1 Year	15.62

Class Y Shares
Inception	7.55%
5 Years	13.60
1 Year	15.81

Class R5 Shares
Inception	7.64%
5 Years	13.72
1 Year	15.90

Average Annual Total Returns
As of 3/31/15, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (10/31/05)	6.98%
5 Years	12.47
1 Year	8.71

Class B Shares
Inception (10/31/05)	6.96%
5 Years	12.67
1 Year	9.29

Class C Shares
Inception (10/31/05)	6.81%
5 Years	12.88
1 Year	13.20

Class P Shares
Inception (11/1/82)	9.40%
10 Years	7.92
5 Years	13.91
1 Year	15.26

Class S Shares
Inception	7.70%
5 Years	13.85
1 Year	15.21

Class Y Shares
Inception	7.81%
5 Years	14.03
1 Year	15.33

Class R5 Shares
Inception	7.90%
5 Years	14.13
1 Year	15.49

Class S shares incepted on September 25, 2009. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

Class R5 shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class P, Class S, Class Y and Class R5 shares was 1.05%, 1.80%, 1.80%, 0.90%, 0.95%, 0.80% and 0.69%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

  Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class P, Class S, Class Y and Class R5 shares do not have a front-end sales charge or contingent deferred sales charge (CDSC); therefore, returns shown are at net asset value.

  The performance numbers shown do not reflect the creation and sales charges and other fees assessed by the AIM Summit Investors Plans, which were dissolved effective December 8, 2006.

  The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

  Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3 Invesco Summit Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett Independent Chair Invesco Funds Board of Trustees
Philip Taylor	Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period. I hope you find this report of interest.

    Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds. You can access information about your account by completing a simple, secure online registration. Click on the “Need to register” link in the “Account Access” box on our homepage to get started.

    Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information, monitor your account and create customizable watch lists. Also, they allow you to access investment insights from our investment leaders, market strategists, economists and retirement experts wherever you may be.

    In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4 Invesco Summit Fund

Schedule of Investments(a)

April 30, 2015

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–99.62%
Advertising–0.95%
Interpublic Group of Cos., Inc. (The)	865,313	$18,033,123

Aerospace & Defense–2.20%
B/E Aerospace, Inc.	185,329	11,080,821
Honeywell International Inc.	199,509	20,134,448
Textron Inc.	233,829	10,283,800
		41,499,069

Agricultural Products–1.10%
Archer-Daniels-Midland Co.	424,558	20,752,395

Airlines–0.61%
Delta Air Lines, Inc.	259,424	11,580,687

Apparel, Accessories & Luxury Goods–0.75%
Michael Kors Holdings Ltd.(b)	228,057	14,107,606

Application Software–3.26%
Autodesk, Inc.(b)	78,390	4,454,903
Monitise PLC (United Kingdom)(b)(c)	29,724,950	6,274,231
salesforce.com, inc.(b)	698,123	50,837,317
		61,566,451

Asset Management & Custody Banks–0.66%
BlackRock, Inc.	34,279	12,475,499

Automotive Retail–0.55%
Advance Auto Parts, Inc.	72,502	10,367,786

Biotechnology–10.46%
Alkermes PLC(b)	470,566	26,055,239
Amgen Inc.	170,234	26,881,651
Biogen Inc.(b)	110,972	41,495,760
Celgene Corp.(b)	447,403	48,346,368
Gilead Sciences, Inc.(b)	448,964	45,125,372
Vertex Pharmaceuticals Inc.(b)	77,916	9,605,485
		197,509,875

Broadcasting–0.80%
CBS Corp.–Class B	242,172	15,046,146

Building Products–0.04%
Trex Co., Inc.(b)	15,633	733,500

Cable & Satellite–3.72%
Comcast Corp.–Class A	296,759	17,140,800
DISH Network Corp.–Class A(b)	470,483	31,832,879
Time Warner Cable Inc.	136,644	21,250,875
		70,224,554

Commodity Chemicals–0.29%
LyondellBasell Industries N.V.–Class A	53,089	5,495,773

	Shares	Value
Communications Equipment–1.97%
Cisco Systems, Inc.	654,492	$18,869,004
Palo Alto Networks, Inc.(b)	123,896	18,301,917
		37,170,921

Construction & Engineering–0.40%
Quanta Services, Inc.(b)	261,149	7,549,818

Construction Materials–0.43%
Vulcan Materials Co.	94,853	8,111,829

Consumer Electronics–1.80%
Harman International Industries, Inc.	111,109	14,486,392
Sony Corp. (Japan)	647,000	19,541,568
		34,027,960

Consumer Finance–1.04%
Capital One Financial Corp.	242,269	19,587,449

Data Processing & Outsourced Services–3.01%
Visa Inc.–Class A	859,840	56,792,432

Diversified Support Services–0.67%
Mobile Mini, Inc.	327,133	12,607,706

Drug Retail–0.70%
CVS Health Corp.	134,036	13,308,434

Electrical Components & Equipment–1.39%
AMETEK, Inc.	499,327	26,174,721

Environmental & Facilities Services–0.57%
Waste Connections, Inc.	227,764	10,798,291

Fertilizers & Agricultural Chemicals–1.20%
Monsanto Co.	199,559	22,741,744

Food Retail–1.80%
Kroger Co. (The)	492,300	33,924,393

General Merchandise Stores–0.29%
Dollar Tree, Inc.(b)	72,213	5,517,795

Health Care Equipment–1.26%
Boston Scientific Corp.(b)	817,490	14,567,672
Medtronic PLC	124,882	9,297,465
		23,865,137

Health Care Facilities–0.43%
HCA Holdings, Inc.(b)	109,772	8,124,226

Health Care Services–0.70%
Omnicare, Inc.	150,204	13,214,948

Home Entertainment Software–0.51%
Electronic Arts Inc.(b)	164,716	9,568,352

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Summit Fund

	Shares	Value
Home Improvement Retail–2.32%
Lowe’s Cos., Inc.	637,516	$43,899,352

Homebuilding–1.03%
Lennar Corp.–Class A	360,576	16,514,381
Taylor Morrison Home Corp.–Class A(b)	157,554	2,917,900
		19,432,281

Hotels, Resorts & Cruise Lines–2.42%
Carnival Corp.	209,847	9,226,973
Norwegian Cruise Line Holdings Ltd.(b)	87,951	4,266,503
Royal Caribbean Cruises Ltd.	473,799	32,246,760
		45,740,236

Household Appliances–1.12%
Whirlpool Corp.	120,987	21,245,317

Industrial Conglomerates–0.54%
Danaher Corp.	124,153	10,165,648

Industrial Gases–0.45%
Praxair, Inc.	69,957	8,529,857

Insurance Brokers–0.40%
Aon PLC	78,751	7,578,209

Integrated Telecommunication Services–1.00%
Koninklijke KPN N.V. (Netherlands)	5,112,154	18,936,281

Internet Retail–3.68%
Amazon.com, Inc.(b)	83,977	35,419,819
Priceline Group Inc. (The)(b)	27,573	34,130,135
		69,549,954

Internet Software & Services–8.30%
Alibaba Group Holding Ltd.– ADR (China)(b)	178,619	14,519,939
Baidu, Inc.–ADR (China)(b)	36,871	7,384,524
Facebook Inc.–Class A(b)	856,899	67,497,934
Google Inc.–Class A(b)	10,274	5,638,063
Google Inc.–Class C (b)	90,127	48,428,719
Twitter, Inc.(b)	341,139	13,290,775
		156,759,954

Investment Banking & Brokerage–2.05%
Charles Schwab Corp. (The)	829,183	25,290,081
Lazard Ltd.–Class A	251,632	13,344,045
		38,634,126

Leisure Products–0.53%
Brunswick Corp.	200,186	10,017,307

Life Sciences Tools & Services–0.88%
Thermo Fisher Scientific, Inc.	132,372	16,636,513

Managed Health Care–0.39%
UnitedHealth Group Inc.	65,334	7,278,208

Oil & Gas Equipment & Services–0.11%
Baker Hughes Inc.	29,722	2,034,768

	Shares	Value
Oil & Gas Exploration & Production–3.96%
Bonanza Creek Energy, Inc.(b)	85,400	$2,353,624
Cimarex Energy Co.	120,869	15,036,104
Devon Energy Corp.	457,406	31,199,663
Laredo Petroleum Inc.(b)(c)	167,818	2,651,525
Pioneer Natural Resources Co.	113,359	19,586,168
Whiting Petroleum Corp.(b)	105,663	4,005,684
		74,832,768

Packaged Foods & Meats–1.68%
Mead Johnson Nutrition Co.	92,150	8,839,028
Mondelez International Inc.–Class A	594,461	22,809,469
		31,648,497

Personal Products–0.54%
Estee Lauder Cos. Inc. (The)–Class A	124,974	10,159,136

Pharmaceuticals–4.49%
Actavis PLC(b)	144,083	40,755,317
Bristol-Myers Squibb Co.	369,915	23,574,683
Mylan N.V.(b)	283,594	20,492,503
		84,822,503

Publishing–0.22%
Tribune Media Co. Class A	74,697	4,188,261

Regional Banks–0.74%
First Republic Bank	239,018	13,932,359

Restaurants–0.31%
Papa John’s International, Inc.	96,932	5,948,717

Semiconductor Equipment–0.71%
Applied Materials, Inc.	675,382	13,365,810

Semiconductors–5.45%
Avago Technologies Ltd. (Singapore)	172,965	20,216,149
Micron Technology, Inc.(b)	339,629	9,553,764
NXP Semiconductors N.V. (Netherlands)(b)	432,901	41,610,444
ON Semiconductor Corp.(b)	1,409,972	16,242,877
Skyworks Solutions, Inc.	165,724	15,288,039
		102,911,273

Soft Drinks–2.03%
Monster Beverage Corp.(b)	279,182	38,278,644

Specialized Finance–0.27%
Intercontinental Exchange, Inc.	22,421	5,034,187

Systems Software–2.18%
Oracle Corp.	194,286	8,474,755
ServiceNow, Inc.(b)	436,324	32,663,215
		41,137,970

Technology Hardware, Storage & Peripherals–5.32%
Apple Inc.	802,880	100,480,432

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Summit Fund

	Shares	Value
Tires & Rubber–0.45%
Goodyear Tire & Rubber Co. (The)	301,850	$8,561,975

Trucking–0.89%
Old Dominion Freight Line, Inc.(b)	236,792	16,843,015

Wireless Telecommunication Services–1.60%
SBA Communications Corp.–Class A(b)	112,359	13,013,419
Sprint Corp.(b)	3,356,854	17,220,661
		30,234,080
Total Common Stocks & Other Equity Interests (Cost $1,309,376,746)		1,881,296,258

Money Market Funds–0.35%
Liquid Assets Portfolio–Institutional Class(d)	3,239,277	3,239,277
Premier Portfolio–Institutional Class(d)	3,239,276	3,239,276
Total Money Market Funds (Cost $6,478,553)		6,478,553
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.97% (Cost $1,315,855,299)		1,887,774,811

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.36%
Liquid Assets Portfolio–Institutional Class (Cost $6,885,854)(d)(e)	6,885,854	$6,885,854
TOTAL INVESTMENTS–100.33% (Cost $1,322,741,153)		1,894,660,665
OTHER ASSETS LESS LIABILITIES–(0.33)%		(6,224,336)
NET ASSETS–100.00%		$1,888,436,329

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2015.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of April 30, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman	$6,492,610	$(6,492,610)	$—

*	Amount does not include excess collateral received.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2015

Information Technology	30.7%
Consumer Discretionary	21.0
Health Care	18.6
Consumer Staples	7.8
Industrials	7.3
Financials	5.1
Energy	4.1
Telecommunication Services	2.6
Materials	2.4
Money Market Funds Plus Other Assets Less Liabilities	0.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Summit Fund

Statement of Assets and Liabilities

April 30, 2015

(Unaudited)

Assets:
Investments, at value (Cost $1,309,376,746)*	$1,881,296,258
Investments in affiliated money market funds, at value and cost	13,364,407
Total investments, at value (Cost $1,322,741,153)	1,894,660,665
Foreign currencies, at value (Cost $234,192)	243,549
Receivable for:
Investments sold	25,557,953
Fund shares sold	196,356
Dividends	540,822
Investment for trustee deferred compensation and retirement plans	403,221
Other assets	56,467
Total assets	1,921,659,033

Liabilities:
Payable for:
Investments purchased	24,812,043
Fund shares reacquired	565,462
Collateral upon return of securities loaned	6,885,854
Accrued fees to affiliates	413,283
Accrued trustees’ and officers’ fees and benefits	3,727
Accrued other operating expenses	81,264
Trustee deferred compensation and retirement plans	461,071
Total liabilities	33,222,704
Net assets applicable to shares outstanding	$1,888,436,329

Net assets consist of:
Shares of beneficial interest	$1,211,738,869
Undistributed net investment income	(240,787)
Undistributed net realized gain	105,001,492
Net unrealized appreciation	571,936,755
$1,888,436,329

Net Assets:
Class A	$40,539,239
Class B	$630,417
Class C	$3,230,921
Class P	$1,838,003,887
Class S	$3,627,521
Class Y	$2,387,334
Class R5	$17,010

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	2,384,296
Class B	39,286
Class C	201,911
Class P	107,199,044
Class S	212,768
Class Y	139,722
Class R5	993
Class A:
Net asset value per share	$17.00
Maximum offering price per share
(Net asset value of $17.00 ÷ 94.50%)	$17.99
Class B:
Net asset value and offering price per share	$16.05
Class C:
Net asset value and offering price per share	$16.00
Class P:
Net asset value and offering price per share	$17.15
Class S:
Net asset value and offering price per share	$17.05
Class Y:
Net asset value and offering price per share	$17.09
Class R5:
Net asset value and offering price per share	$17.13

*	At April 30, 2015, securities with an aggregate value of $6,492,610 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Summit Fund

Statement of Operations

For the six months ended April 30, 2015

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $41,297)	$8,388,823
Dividends from affiliated money market funds (includes securities lending income of $217,604)	220,500
Total investment income	8,609,323

Expenses:
Advisory fees	6,008,235
Administrative services fees	212,040
Custodian fees	18,467
Distribution fees:
Class A	42,074
Class B	3,176
Class C	12,896
Class P	923,376
Class S	2,741
Transfer agent fees — A, B, C, P, S and Y	1,067,149
Transfer agent fees — R5	1
Trustees’ and officers’ fees and benefits	33,943
Other	113,977
Total expenses	8,438,075
Less: Fees waived and expense offset arrangement(s)	(14,441)
Net expenses	8,423,634
Net investment income	185,689

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	106,482,046
Foreign currencies	(213,618)
106,268,428
Change in net unrealized appreciation (depreciation) of:
Investment securities	(8,793,757)
Foreign currencies	234,222
(8,559,535)
Net realized and unrealized gain	97,708,893
Net increase in net assets resulting from operations	$97,894,582

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Summit Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2015 and the year ended October 31, 2014

(Unaudited)

	April 30, 2015	October 31, 2014
Operations:
Net investment income (loss)	$185,689	$(549,100)
Net realized gain	106,268,428	240,922,412
Change in net unrealized appreciation (depreciation)	(8,559,535)	34,969,674
Net increase in net assets resulting from operations	97,894,582	275,342,986

Distributions to shareholders from net investment income:
Class A	—	(35,891)
Class P	—	(4,580,015)
Class S	—	(9,735)
Class Y	—	(1,411)
Class R5	—	(529)
Total distributions from net investment income	—	(4,627,581)

Distributions to shareholders from net realized gains:
Class A	(4,080,036)	(506,568)
Class B	(84,373)	(17,246)
Class C	(321,880)	(47,705)
Class P	(235,789,331)	(35,952,753)
Class S	(470,346)	(90,593)
Class Y	(94,950)	(8,411)
Class R5	(70,504)	(2,353)
Total distributions from net realized gains	(240,911,420)	(36,625,629)

Share transactions–net:
Class A	12,773,660	4,192,343
Class B	6,301	(246,218)
Class C	1,124,270	(55,933)
Class P	148,068,708	(146,691,555)
Class S	223,364	(1,330,081)
Class Y	1,745,723	192,807
Class R5	(469,005)	394,341
Net increase (decrease) in net assets resulting from share transactions	163,473,021	(143,544,296)
Net increase in net assets	20,456,183	90,545,480

Net assets:
Beginning of period	1,867,980,146	1,777,434,666
End of period (includes undistributed net investment income (loss) of $(240,787) and $(426,476), respectively)	$1,888,436,329	$1,867,980,146

Notes to Financial Statements

April 30, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Summit Fund (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of three separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class P, Class S, Class Y and Class R5. Class P shares are not sold to members of the general public. Only shareholders who had accounts in the AIM Summit Investors Plans I and AIM Summit Investors Plans II

10                         Invesco Summit Fund

at the close of business on December 8, 2006, may continue to purchase Class P shares as described in the Fund’s prospectus. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class P, Class S, Class Y and Class R5 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and

11                         Invesco Summit Fund

unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
J.

Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or

12                         Invesco Summit Fund

losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $10 million	1.00%
Next $140 million	0.75%
Over $150 million	0.625%

For the six months ended April 30, 2015, the effective advisory fees incurred by the Fund was 0.64%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2016, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class P, Class S, Class Y and Class R5 shares to 2.00%, 2.75%, 2.75%, 1.85%, 1.90%, 1.75% and 1.75%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2016. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2017, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended April 30, 2015, the Adviser waived advisory fees of $9,141.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Fund has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class P, Class S, Class Y and Class R5 shares. The Fund has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C shares, Class P shares and Class S shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B

13                         Invesco Summit Fund

and Class C shares, 0.10% of the average daily net assets of Class P shares and 0.15% of the average daily net assets of Class S shares. Of the Plan payments, up to 0.25% of the average daily net assets of Class A, Class B and Class C shares, 0.10% of the average daily net assets of Class P shares and 0.15% of the average daily net assets of Class S shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2015, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2015, IDI advised the Fund that IDI retained $11,270 in front-end sales commissions from the sale of Class A shares and $32 and $35 from Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

For the six months ended April 30, 2015, the Fund incurred $20,164 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$1,856,182,816	$38,477,849	$—	$1,894,660,665

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2015, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $5,300.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

14                         Invesco Summit Fund

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2014.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2015 was $502,179,519 and $574,750,920, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$616,087,981
Aggregate unrealized (depreciation) of investment securities	(45,412,955)
Net unrealized appreciation of investment securities	$570,675,026

Cost of investments for tax purposes is $1,323,985,639.

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended April 30, 2015		Year ended October 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Class A	826,190	$14,311,293	1,177,487	$20,524,129
Class B	9,142	150,689	3,659	61,363
Class C	68,929	1,130,990	34,485	577,352
Class P	1,203,881	21,091,669	2,621,682	45,934,057
Class S	3,764	65,296	8,074	139,857
Class Y	113,237	1,940,762	930,516	15,996,311
Class R5	—	—	22,466	402,467

Issued as reinvestment of dividends:
Class A	242,236	3,878,198	31,280	518,679
Class B	5,488	83,204	1,064	16,940
Class C	20,722	313,106	2,968	47,138
Class P	14,467,444	233,504,552	2,409,620	40,168,567
Class S	29,305	470,346	6,044	100,328
Class Y	3,856	61,947	211	3,518
Class R5	4,226	68,080	149	2,471

Automatic conversion of Class B shares to Class A shares:
Class A	9,102	167,115	7,145	125,227
Class B	(9,583)	(167,115)	(7,458)	(125,227)

Reacquired:
Class A	(324,750)	(5,582,946)	(988,306)	(16,975,692)
Class B	(3,797)	(60,477)	(11,934)	(199,294)
Class C	(19,558)	(319,826)	(40,602)	(680,423)
Class P	(6,082,108)	(106,527,513)	(13,241,814)	(232,794,179)
Class S	(17,799)	(312,278)	(89,938)	(1,570,266)
Class Y	(14,817)	(256,986)	(924,531)	(15,807,022)
Class R5	(32,133)	(537,085)	(623)	(10,597)
Net increase (decrease) in share activity	10,502,977	$163,473,021	(8,048,356)	$(143,544,296)

15                         Invesco Summit Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 04/30/15	$18.62	$(0.01)	$0.83	$0.82	$—	$(2.44)	$(2.44)	$17.00	5.21%	$40,539	1.04	%(d)	1.04	%(d)	(0.13	)%(d)	27%
Year ended 10/31/14	16.40	(0.03)	2.62	2.59	(0.03)	(0.34)	(0.37)	18.62	16.06	30,382	1.05		1.05		(0.18)		52
Year ended 10/31/13	12.67	0.03	3.72	3.75	(0.02)	—	(0.02)	16.40	29.68	23,025	1.06		1.06		0.20		49
Year ended 10/31/12	11.56	0.01	1.10	1.11	(0.00)	—	(0.00)	12.67	9.62	22,712	1.08		1.08		0.09		36
Year ended 10/31/11	11.09	0.00	0.47	0.47	(0.00)	—	(0.00)	11.56	4.25	17,763	1.06		1.07		0.00		59
Year ended 10/31/10	9.55	0.00	1.61	1.61	(0.07)	—	(0.07)	11.09	16.89	21,981	1.09		1.10		0.00		53
Class B
Six months ended 04/30/15	17.77	(0.07)	0.79	0.72	—	(2.44)	(2.44)	16.05	4.86	630	1.79	(d)	1.79	(d)	(0.88	)(d)	27
Year ended 10/31/14	15.76	(0.15)	2.50	2.35	—	(0.34)	(0.34)	17.77	15.19	676	1.80		1.80		(0.93)		52
Year ended 10/31/13	12.25	(0.08)	3.59	3.51	—	—	—	15.76	28.65	831	1.81		1.81		(0.55)		49
Year ended 10/31/12	11.24	(0.08)	1.09	1.01	—	—	—	12.25	8.99	913	1.83		1.83		(0.66)		36
Year ended 10/31/11	10.87	(0.09)	0.46	0.37	—	—	—	11.24	3.40	1,085	1.81		1.82		(0.75)		59
Year ended 10/31/10	9.37	(0.08)	1.58	1.50	—	—	—	10.87	16.01	1,477	1.84		1.85		(0.75)		53
Class C
Six months ended 04/30/15	17.73	(0.07)	0.78	0.71	—	(2.44)	(2.44)	16.00	4.81	3,231	1.79	(d)	1.79	(d)	(0.88	)(d)	27
Year ended 10/31/14	15.73	(0.16)	2.50	2.34	—	(0.34)	(0.34)	17.73	15.15	2,337	1.80		1.80		(0.93)		52
Year ended 10/31/13	12.22	(0.08)	3.59	3.51	—	—	—	15.73	28.72	2,122	1.81		1.81		(0.55)		49
Year ended 10/31/12	11.23	(0.08)	1.07	0.99	—	—	—	12.22	8.82	1,577	1.83		1.83		(0.66)		36
Year ended 10/31/11	10.85	(0.09)	0.47	0.38	—	—	—	11.23	3.50	1,968	1.81		1.82		(0.75)		59
Year ended 10/31/10	9.36	(0.08)	1.57	1.49	—	—	—	10.85	15.92	2,435	1.84		1.85		(0.75)		53
Class P
Six months ended 04/30/15	18.74	0.00	0.85	0.85	—	(2.44)	(2.44)	17.15	5.35	1,838,004	0.89	(d)	0.89	(d)	0.02	(d)	27
Year ended 10/31/14	16.50	(0.01)	2.63	2.62	(0.04)	(0.34)	(0.38)	18.74	16.22	1,829,660	0.90		0.90		(0.03)		52
Year ended 10/31/13	12.75	0.05	3.74	3.79	(0.04)	—	(0.04)	16.50	29.84	1,746,339	0.91		0.91		0.35		49
Year ended 10/31/12	11.63	0.03	1.11	1.14	(0.02)	—	(0.02)	12.75	9.80	1,518,577	0.93		0.93		0.24		36
Year ended 10/31/11	11.15	0.02	0.48	0.50	(0.02)	—	(0.02)	11.63	4.46	1,545,006	0.91		0.92		0.15		59
Year ended 10/31/10	9.60	0.02	1.60	1.62	(0.07)	—	(0.07)	11.15	16.97	1,663,462	0.94		0.95		0.15		53
Class S
Six months ended 04/30/15	18.66	0.00	0.83	0.83	—	(2.44)	(2.44)	17.05	5.26	3,628	0.94	(d)	0.94	(d)	(0.03	)(d)	27
Year ended 10/31/14	16.43	(0.01)	2.62	2.61	(0.04)	(0.34)	(0.38)	18.66	16.18	3,685	0.95		0.95		(0.08)		52
Year ended 10/31/13	12.70	0.04	3.73	3.77	(0.04)	—	(0.04)	16.43	29.74	4,490	0.96		0.96		0.30		49
Year ended 10/31/12	11.58	0.02	1.12	1.14	(0.02)	—	(0.02)	12.70	9.82	3,896	0.98		0.98		0.19		36
Year ended 10/31/11	11.11	0.01	0.47	0.48	(0.01)	—	(0.01)	11.58	4.36	4,078	0.96		0.97		0.10		59
Year ended 10/31/10	9.56	0.01	1.61	1.62	(0.07)	—	(0.07)	11.11	16.99	4,246	0.99		1.00		0.10		53
Class Y
Six months ended 04/30/15	18.67	0.01	0.85	0.86	—	(2.44)	(2.44)	17.09	5.43	2,387	0.79	(d)	0.79	(d)	0.12	(d)	27
Year ended 10/31/14	16.45	0.01	2.61	2.62	(0.06)	(0.34)	(0.40)	18.67	16.23	699	0.80		0.80		0.07		52
Year ended 10/31/13	12.72	0.06	3.73	3.79	(0.06)	—	(0.06)	16.45	29.90	514	0.81		0.81		0.45		49
Year ended 10/31/12	11.58	0.04	1.13	1.17	(0.03)	—	(0.03)	12.72	10.14	479	0.83		0.83		0.34		36
Year ended 10/31/11	11.11	0.03	0.47	0.50	(0.03)	—	(0.03)	11.58	4.48	1,186	0.81		0.82		0.25		59
Year ended 10/31/10	9.56	0.03	1.60	1.63	(0.08)	—	(0.08)	11.11	17.14	1,422	0.84		0.85		0.25		53
Class R5
Six months ended 04/30/15	18.71	0.02	0.84	0.86	—	(2.44)	(2.44)	17.13	5.42	17	0.68	(d)	0.68	(d)	0.23	(d)	27
Year ended 10/31/14	16.46	0.03	2.63	2.66	(0.07)	(0.34)	(0.41)	18.71	16.50	541	0.69		0.69		0.18		52
Year ended 10/31/13	12.73	0.08	3.72	3.80	(0.07)	—	(0.07)	16.46	30.05	114	0.71		0.71		0.55		49
Year ended 10/31/12	11.60	0.06	1.11	1.17	(0.04)	—	(0.04)	12.73	10.12	123	0.72		0.72		0.45		36
Year ended 10/31/11	11.14	0.04	0.47	0.51	(0.05)	—	(0.05)	11.60	4.54	77	0.74		0.75		0.32		59
Year ended 10/31/10	9.58	0.04	1.62	1.66	(0.10)	—	(0.10)	11.14	17.42	11	0.68		0.69		0.41		53

(a)	Calculated using average shares outstanding
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $33,938, $6,401, $2,601, $1,862,057, $3,685, $1,482 and $166 for Class A, Class B, Class C, Class P, Class S, Class Y and Class R5 shares, respectively.

16                         Invesco Summit Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2014 through April 30, 2015.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/15)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/15)	Expenses Paid During Period[2]
A	$1,000.00	$1,052.10	$5.29	$1,019.64	$5.21	1.04%
B	1,000.00	1,048.60	9.09	1,015.92	8.95	1.79
C	1,000.00	1,048.10	9.09	1,015.92	8.95	1.79
P	1,000.00	1,053.50	4.53	1,020.38	4.46	0.89
S	1,000.00	1,052.60	4.78	1,020.13	4.71	0.94
Y	1,000.00	1,054.30	4.02	1,020.88	3.96	0.79
R5	1,000.00	1,054.20	3.46	1,021.42	3.41	0.68

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2014 through April 30, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17                         Invesco Summit Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811- 01424 and 002-25469	SUM-SAR-1	Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of May 15, 2015, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 15, 2015, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Equity Funds (Invesco Equity Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	July 9, 2015

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	July 9, 2015

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	July 9, 2015

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.